Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Beginning Balance	£ 326	£ 285
Effective portion of changes in fair value	(857)	793
Income statement transfers	1,012	(752)
Ending Balance	481	326
Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	33	14
Income statement transfers	(13)	(26)
Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(329)	20
Income statement transfers	316	(9)
Equity Risks [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	0	(12)
Income statement transfers	0	9
Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(561)	771
Income statement transfers	£ 709	£ (726)